Subsequent Events	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events

13. Subsequent Events

Merger Agreement

On January 19, 2021, Obalon, Optimus Merger Sub, Inc., a Delaware corporation, and a direct, wholly owned subsidiary of Obalon (“Merger Sub”), and ReShape Lifesciences, Inc., a Delaware corporation (“ReShape”), entered into an Agreement and Plan of Merger (the “Merger Agreement”). Pursuant to the Merger Agreement, and subject to the satisfaction or waiver of the conditions specified therein, Merger Sub shall be merged with and into ReShape, with ReShape surviving as a wholly owned subsidiary of Obalon (the “Merger”).

Merger Consideration

At the effective time of the Merger (the “Effective Time”), each share of common stock, par value $0.001 per share, of ReShape (“ReShape Common Stock”) and each share of Series B Preferred Stock, par value $0.01 per share, of ReShape (together with ReShape Common Stock, “ReShape Shares”) issued and outstanding immediately prior to the Effective Time (other than the shares that are owned by Obalon, ReShape, or Merger Sub) will be converted into the right to receive a number of fully paid and non-assessable shares of common stock of Obalon,  $0.001 par value per share (an “Obalon Share”) according to a ratio determined as of the Determination Date that will result in the holders of such ReShape Shares owning 51% of the outstanding Obalon Shares immediately after the Effective Time (such ratio, the “Exchange Ratio”).

Treatment of Equity

The Merger Agreement provides that, at the Effective Time, each outstanding warrant to purchase capital stock of ReShape (“ReShape Warrant”) will be converted into warrants to purchase a number of Obalon Shares equal to the number of shares of ReShape Common Stock issuable upon exercise of such ReShape Warrant multiplied by the Exchange Ratio with an exercise price equal to the exercise price of such ReShape Warrant divided by the Exchange Ratio. In addition, each outstanding option to purchase ReShape Common Stock, whether vested or unvested, (“ReShape Option”) shall be cancelled and terminated without any payment. Obalon will assume the obligations of the Series C Preferred Stock, par value $0.01 per share of ReShape (“ReShape Series C Preferred Stock”) and shall file a new certificate of designation with the same terms and conditions as the ReShape Series C Certificate of Designation. Each outstanding option to purchase Obalon Shares and each outstanding restricted stock unit granted under an Obalon equity plan will become fully vested at the Effective Time.

Governance

The Merger Agreement provides that as of the Effective Time, Obalon will be renamed ReShape Lifesciences Inc. (the “Combined Company”) and the five current directors of ReShape will be comprise the board of directors of the Combined Company: Dan W. Gladney, Barton P. Bandy, Arda M. Minocherhomjee, Ph.D., Lori C. McDougal and Gary D. Blackford. Mr. Gladney will serve as the chairperson and Mr. Blackford will serve as lead director of the board of directors. As of the Effective Time, Mr. Bandy will serve as chief executive officer and Thomas Stankovich will serve as the chief financial officer of the Combined Company.

Conditions to the Merger

The consummation of the Merger is subject to customary closing conditions, including (i) approval of the issuance of Obalon Shares in connection with the Merger by the affirmative vote of the majority of Obalon Shares cast at the Obalon Shareholders’ Meeting in favor of the issuance of Obalon Shares in connection with the Merger, (ii) the adoption of the Merger Agreement by the affirmative vote of the holders of a majority of all outstanding shares of ReShape common stock entitled to vote thereon, (iii) the absence of any law or order by any governmental entity in effect that seeks to enjoin, make illegal, delay or otherwise restrain or prohibits the consummation of the Merger, (iv) Nasdaq’s approval of the Obalon Shares to be issued in the Merger being listed on the Nasdaq, (v) Nasdaq’s approval of the continued listing application for the Combined Company to maintain Obalon’s Nasdaq listing, (vi) subject to certain materiality exceptions, the accuracy of certain representations and warranties of each of Obalon and ReShape contained in the Merger Agreement and the compliance by each party with the covenants contained in the Merger Agreement, (vii) the absence of a material adverse effect with respect to each of Obalon and ReShape and (viii) the registration statement registering the merger consideration becoming effective.

Issuance of Common Stock

From January 1, 2021 through March 2, 2021, Obalon’s warrant holders covering 2.3 million shares exercised the warrants and common stock was issued in exchange for proceeds of $9.6 million.